Schedule of Reverse Stock Split (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Oct. 21, 2025	Oct. 03, 2025	Sep. 03, 2024
Common stock, shares authorized					1,000,000,000
Common stock, shares issued	1,028,702		1,028,702		356,794				3,127	3,126
Common stock, shares outstanding	1,028,702		1,028,702		356,794
Class A Common Stock, par value	$ 103		$ 103		$ 36	[1]	$ 23	[1]
Additional paid-in capital	$ 132,377,259		$ 132,377,259		$ 131,152,412	[1]	$ 108,467,508	[1]
Weighted average shares outstanding, basic	1,027,845	242,268	660,939	236,630	243,471	[2]	231,073	[2]
Weighted average shares outstanding, diluted	1,027,845	259,242	660,939	236,630	243,471	[2]	231,073	[2]
Basic net loss per share	$ (0.95)	$ 0.74	$ (8.08)	$ (6.67)	$ (9.87)		$ (209.11)
Diluted net loss per share	(0.95)	0.69	$ (8.08)	$ (6.67)	$ (9.87)		(209.11)
Previously Reported [Member]
Basic net loss per share							(17.43)
Diluted net loss per share							(17.43)
Revision of Prior Period, Reclassification, Adjustment [Member]
Basic net loss per share							(191.68)
Diluted net loss per share							$ (191.68)
Reverse Stock Splits [Member]
Common stock, shares issued					356,794		231,973
Class A Common Stock, par value					$ 36		$ 23
Additional paid-in capital					$ 131,152,412		$ 108,467,508
Weighted average shares outstanding, basic					243,471		231,073
Weighted average shares outstanding, diluted					243,471		231,073
Basic net loss per share					$ (9.87)		$ (209.11)
Diluted net loss per share					$ (9.87)		$ (209.11)
Balance, shares			356,794	231,973	231,973		227,348
Issuance of Class A Common Stock for restricted stock awards, net of tax					358
Issuance of Class A Common Stock for legal settlement					7,443
Shares of Class A Common Stock withheld for net share settlement					(119)
Shares of Class A Common Stock withheld for net share settlement					119
Issuance of common stock due to reverse stock split					3,343
Issuance of Class A Common Stock to Abaca Shareholders					3,127
Issuance of Class A Common Stock for restricted stock awards					121		316
Issuance of Class A Common from the Equity Line of Credit (ELOC)					110,551
Fractional share rounding (reverse stock split)					(3)		(1)
Balance, shares					356,794		231,973
Issuance of Class A Common Stock for marketing services							1,010
Conversion of PIPE shares							3,300
Reverse Stock Splits [Member] | Previously Reported [Member]
Common stock, shares issued					4,281,523		2,783,666
Class A Common Stock, par value					$ 428		$ 278
Additional paid-in capital					$ 131,152,020		$ 108,467,253
Weighted average shares outstanding, basic					2,921,648		2,772,867
Weighted average shares outstanding, diluted					2,921,648		2,772,867
Basic net loss per share					$ (0.82)
Diluted net loss per share					$ (0.82)
Balance, shares			4,281,523	2,783,666	2,783,666		2,728,168
Issuance of Class A Common Stock for restricted stock awards, net of tax					4,292
Issuance of Class A Common Stock for legal settlement					89,308
Shares of Class A Common Stock withheld for net share settlement					(1,421)
Shares of Class A Common Stock withheld for net share settlement					1,421
Issuance of common stock due to reverse stock split					40,110
Issuance of Class A Common Stock to Abaca Shareholders					37,517
Issuance of Class A Common Stock for restricted stock awards					1,448		3,781
Issuance of Class A Common from the Equity Line of Credit (ELOC)					1,326,603
Fractional share rounding (reverse stock split)
Balance, shares					4,281,523		2,783,666
Issuance of Class A Common Stock for marketing services							12,117
Conversion of PIPE shares							39,600
Reverse Stock Splits [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Common stock, shares issued					(3,924,729)		(2,551,693)
Class A Common Stock, par value					$ (392)		$ (255)
Additional paid-in capital					$ 392		$ 255
Weighted average shares outstanding, basic					(2,678,177)		(2,541,794)
Weighted average shares outstanding, diluted					(2,678,177)		(2,541,794)
Basic net loss per share					$ (9.05)
Diluted net loss per share					$ (9.05)
Balance, shares			(3,924,729)	(2,551,693)	(2,551,693)		(2,500,820)
Issuance of Class A Common Stock for restricted stock awards, net of tax					(3,934)
Issuance of Class A Common Stock for legal settlement					(81,865)
Shares of Class A Common Stock withheld for net share settlement					(1,302)
Shares of Class A Common Stock withheld for net share settlement					1,302
Issuance of common stock due to reverse stock split					(36,767)
Issuance of Class A Common Stock to Abaca Shareholders					(34,390)
Issuance of Class A Common Stock for restricted stock awards					(1,327)		(3,465)
Issuance of Class A Common from the Equity Line of Credit (ELOC)					(1,216,052)
Fractional share rounding (reverse stock split)					(3)		(1)
Balance, shares					(3,924,729)		(2,551,693)
Issuance of Class A Common Stock for marketing services							(11,107)
Conversion of PIPE shares							(36,300)
Common Class A [Member]
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	1,000,000,000		1,000,000,000		1,000,000,000		130,000,000
Common stock, shares issued	1,028,702		1,028,702		356,794
Common stock, shares outstanding	1,028,702		1,028,702		356,794		231,973
Class A Common Stock, par value											$ 200,000
Basic net loss per share		$ 0.74
Common Class A [Member] | Reverse Stock Splits [Member]
Common stock, par value					$ 0.0001		$ 0.0001
Common stock, shares authorized					1,000,000,000		130,000,000
Common stock, shares issued					356,794		231,973
Common stock, shares outstanding					356,794		231,973

[1]	After giving effect to the Reverse Stock Splits – See Note 19 - Stockholders’ Equity (Deficit)
[2]	After giving effect to the Reverse Stock Splits – See Note 19 - Stockholders’ Equity (Deficit)